Operating assets and liabilities - Intangible assets - Intangible Assets and Patents and licenses (Details) - DKK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	kr 5,145	kr 3,325
Patents and licences
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	3,858	2,095
Patents and licences | Diabetes care and obesity
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	1,375	743
Patents and licences | Biopharmaceuticals
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	2,483	1,352
Software
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	kr 1,287	kr 1,230